Feb. 28, 2018

GOLDMAN SACHS TRUST II

Institutional Shares of the

Goldman Sachs Active Equity Multi-Manager Funds

Multi-Manager International Equity Fund

Multi-Manager U.S. Dynamic Equity Fund

Multi-Manager U.S. Small Cap Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 16, 2018 to the

Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2018

Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, the Funds’ Institutional Shares have been redesignated as Class P Shares. Accordingly, effective immediately, all references to Institutional Shares in the Prospectus and SAI are replaced with Class P Shares.